N-4	Dec. 13, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Dec. 13, 2024
Amendment Flag	false
JP Morgan Multi-Asset Choice New York
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	(I) Effective January 31, 2025, the following underlying mutual funds are no longer available to receive transfers or purchase payments.•Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II•Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II•Lincoln Variable Insurance Products Trust - LVIP American Century Ultra Fund: Standard Class II(II) Effective February 3, 2025, the following underlying mutual funds are added as investment options under the contract. •Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund: Institutional Shares •Invesco - Invesco V.I. Government Money Market Fund - Series I Shares •Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class•Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class•Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard ClassAccordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/21/2023)
			1 year	5 year	10 year
Money Market	Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund: Institutional Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.18%*	5.05%	1.82%	1.19%
Money Market	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.36%	4.86%	1.69%	1.06%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.42%*	3.60%	2.90%	2.16%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.85%*	12.57%	8.29%	4.07%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.65%*	43.51%	19.24%	14.64%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/21/2023)
			1 year	5 year	10 year
Money Market	Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund: Institutional Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.18%*	5.05%	1.82%	1.19%
Money Market	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.36%	4.86%	1.69%	1.06%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.42%*	3.60%	2.90%	2.16%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.85%*	12.57%	8.29%	4.07%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.65%*	43.51%	19.24%	14.64%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
JP Morgan Multi-Asset Choice New York | GoldmanSachsVariableInsuranceTrustGoldmanSachsGovernmentMoneyMarketFundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund: Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	1.19%
JP Morgan Multi-Asset Choice New York | InvescoInvescoVIGovernmentMoneyMarketFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	4.86%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	1.06%
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	3.60%
Average Annual Total Returns, 5 Years [Percent]	2.90%
Average Annual Total Returns, 10 Years [Percent]	2.16%
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInternationalFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	4.07%
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyUltraFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	43.51%
Average Annual Total Returns, 5 Years [Percent]	19.24%
Average Annual Total Returns, 10 Years [Percent]	14.64%